Net Interest Income_Interest Income Recognized On Impaired Loans(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans And Receivables Category [Member]
Disclosure Of Financial Instruments Line Items [Line Items]
Interest Income On Impaired Financial Assets Accrued	₩ 54,033	₩ 48,974	₩ 54,235